Critical and Significant Accounting Policies - Rev Recognition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenue Recognition in the Aerospace and Technologies Segment
Number of basic criteria to be met for recognizing sales of products in the packaging segments	4
Number of types of long-term sales contracts	2
Research and Development
Research and development expenses | $	$ 27	$ 28	$ 26